Virginia Portfolio
VIRGINIA PORTFOLIO
INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and Commonwealth of Virginia personal income tax that is available without assuming what the Adviser considers to be undue risk.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios--Sales Charge Reduction Programs for Class A Shares on page 63 of this Prospectus, and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 147 of the Portfolio’s SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Virginia Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1]	1.00%	[2]
Exchange Fee	none	none		none
[1]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Virginia Portfolio		CLASS A	CLASS B	CLASS C
Management Fees		0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%
Other Expenses: Transfer Agent		0.04%	0.04%	0.04%
Other Expenses		0.09%	0.10%	0.10%
Total Other Expenses		0.13%	0.14%	0.14%
Total Annual Portfolio Operating Expenses	[1]	0.88%	1.59%	1.59%
Fee Waiver and/or Expense Reimbursement	[2]	(0.08%)	(0.09%)	(0.09%)
Total Annual Portfolio Operating Expenses	[3][4]	0.80%	1.50%	1.50%
[1]	Before Waiver
[2]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2015 and will be automatically extended for one-year terms thereafter unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to that date.
[3]	After Fee Waiver and/or Expense Reimbursement
[4]	Restated to reflect current expense limitations.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that the fee waiver remains in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Virginia Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	379	453	253
After 3 Years	565	592	493
After 5 Years	767	855	856
After 10 Years	1,347	1,514	1,880

For the shares classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption Virginia Portfolio (USD $)	CLASS B	CLASS C
After 1 Year	153	153
After 3 Years	492	493
After 5 Years	855	856
After 10 Years	1,514	1,880

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal AMT for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Virginia or municipal securities with interest that is otherwise exempt from Virginia state income tax.

The Portfolio may also invest in:
  forward commitments;
  zero-coupon municipal securities and variable, floating and inverse floating rate municipal securities; and
  derivatives, such as options, futures, forwards and swaps.

PRINCIPAL RISKS:
  MARKET RISK: The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio’s investments in Virginia municipal securities may be vulnerable to events adversely affecting its economy. Virginia has a highly diversified economy, with services as a major component. The U.S. Government, both military and civilian, plays a large role in its economy. The state benefits from increases in U.S. Government spending but is vulnerable to spending decreases. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

  The Portfolio may invest in the municipal securities of Puerto Rico and other U.S. territories, which are exempt from federal, state, and, where applicable, local income taxes. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. As a result of Puerto Rico’s challenging economic and fiscal environment, many ratings organizations have downgraded a number of municipal securities issued in Puerto Rico or placed them on a “negative watch”. If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Portfolio could be adversely affected.
  TAX RISK: There is no guarantee that all of the Portfolio’s income will remain exempt from federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over ten years; and
  how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Portfolio’s website at www.AllianceBernstein.com (click on “Individuals--U.S.” then “Products & Performance”).

The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s: BEST QUARTER WAS UP 5.98%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.03%, 2ND QUARTER, 2013.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2013)
Average Annual Total Returns Virginia Portfolio		1 YEAR	5 YEARS	10 YEARS
CLASS A	[1]	(7.78%)	5.18%	3.73%
CLASS A Return After Taxes on Distributions	[1]	(7.81%)	5.09%	3.68%
CLASS A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	(3.13%)	4.89%	3.78%
CLASS B		(8.33%)	5.10%	3.61%
CLASS C		(6.49%)	5.11%	3.33%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		(2.55%)	5.89%	4.29%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.